Trade Receivables (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Trade receivables
Trade receivables	€ 18.6	€ 67.5	€ 59.5
Cost
Trade receivables
Trade receivables	€ 18.6	€ 67.5	59.6
Allowance for impairment
Trade receivables
Trade receivables			€ (0.1)